Cover	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2022
Entity File Number	001-41055
Entity Registrant Name	Winc, Inc.
Entity Central Index Key	0001782627
Entity Tax Identification Number	45-2988960
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 Berkeley St
Entity Address, Address Line Two	Studio 3
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	800
Local Phone Number	297-1760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WBEV
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false